First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Aerospace & Defense — 2.7%
2,999	AeroVironment, Inc. (b)	$583,305
4,703	BWX Technologies, Inc.	615,388
5,870	Leonardo DRS, Inc. (b)	204,100
		1,402,793
	Biotechnology — 8.0%
1,753	AbbVie, Inc.	320,676
45,691	Amicus Therapeutics, Inc. (b)	455,996
14,435	Arcus Biosciences, Inc. (b)	222,877
9,589	BioMarin Pharmaceutical, Inc. (b)	633,162
8,965	Halozyme Therapeutics, Inc. (b)	432,113
1,172	Madrigal Pharmaceuticals, Inc. (b)	384,639
7,588	Mirum Pharmaceuticals, Inc. (b)	350,717
3,000	Neurocrine Biosciences, Inc. (b)	380,250
12,853	SpringWorks Therapeutics, Inc. (b)	533,143
1,049	Vertex Pharmaceuticals, Inc. (b)	491,068
		4,204,641
	Broadline Retail — 6.4%
16,186	Amazon.com, Inc. (b)	3,364,908
	Capital Markets — 1.0%
3,818	Tradeweb Markets, Inc., Class A	517,339
	Communications Equipment — 1.1%
1,431	Arista Networks, Inc. (b)	580,728
	Electric Utilities — 5.3%
5,573	Constellation Energy Corp.	1,429,809
6,264	Duke Energy Corp.	733,201
23,600	Kansai Electric Power (The) Co., Inc. (JPY)	303,725
12,596	Oklo, Inc. (b)	296,510
		2,763,245
	Electrical Equipment — 4.4%
1,266	GE Vernova, Inc. (b)	422,996
27,592	NuScale Power Corp. (b)	818,103
1,800	Schneider Electric SE (EUR)	463,172
11,734	Siemens Energy AG (EUR) (b)	632,642
		2,336,913
	Electronic Equipment, Instruments & Components — 0.7%
2,483	TE Connectivity PLC	375,231
	Entertainment — 1.2%
708	Netflix, Inc. (b)	627,861
	Financial Services — 4.8%
359	Adyen N.V. (EUR) (b) (c) (d)	522,927
7,005	Block, Inc. (b)	620,293
Shares	Description	Value

	Financial Services (Continued)
18,560	Toast, Inc., Class A (b)	$808,102
1,760	Visa, Inc., Class A	554,541
		2,505,863
	Ground Transportation — 3.5%
61,505	Grab Holdings Ltd., Class A (b)	307,525
21,574	Uber Technologies, Inc. (b)	1,552,465
		1,859,990
	Health Care Equipment & Supplies — 1.0%
1,000	Intuitive Surgical, Inc. (b)	542,000
	Hotels, Restaurants & Leisure — 1.0%
1,852	Airbnb, Inc., Class A (b)	252,076
6,418	Sweetgreen, Inc., Class A (b)	263,009
		515,085
	Industrial Conglomerates — 2.2%
5,839	Siemens AG (EUR)	1,130,161
	Interactive Media & Services — 5.0%
4,600	Alphabet, Inc., Class C	784,254
3,209	Meta Platforms, Inc., Class A	1,842,993
		2,627,247
	IT Services — 3.7%
3,998	Akamai Technologies, Inc. (b)	375,892
1,336	MongoDB, Inc. (b)	430,847
9,992	Shopify, Inc., Class A (b)	1,155,075
		1,961,814
	Life Sciences Tools & Services — 1.0%
24,905	Avantor, Inc. (b)	524,499
	Machinery — 1.6%
4,480	Chart Industries, Inc. (b)	865,760
	Media — 0.8%
3,290	Trade Desk (The), Inc., Class A (b)	422,930
	Pharmaceuticals — 4.0%
14,277	Avadel Pharmaceuticals PLC (b)	157,903
1,625	Eli Lilly & Co.	1,292,444
6,561	Merck & Co., Inc.	666,860
		2,117,207
	Semiconductors & Semiconductor Equipment — 17.0%
8,764	Broadcom, Inc.	1,420,469
9,921	Marvell Technology, Inc.	919,578
9,534	Micron Technology, Inc.	933,855
30,560	NVIDIA Corp.	4,224,920

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
5,252	QUALCOMM, Inc.	$832,600
10,508	Rambus, Inc. (b)	607,467
		8,938,889
	Software — 23.2%
876	Adobe, Inc. (b)	451,955
2,450	CyberArk Software Ltd. (b)	792,599
3,387	Datadog, Inc., Class A (b)	517,364
9,957	Dynatrace, Inc. (b)	559,484
3,450	Elastic N.V. (b)	377,637
5,877	Gitlab, Inc., Class A (b)	374,659
5,965	Microsoft Corp.	2,525,939
17,044	Oracle Corp.	3,150,413
1,531	Palo Alto Networks, Inc. (b)	593,752
1,589	ServiceNow, Inc. (b)	1,667,560
2,684	Workday, Inc., Class A (b)	670,973
2,684	Zscaler, Inc. (b)	554,488
		12,236,823
	Total Common Stocks	52,421,927
	(Cost $41,860,770)
MONEY MARKET FUNDS — 0.4%
231,269	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.51% (e)	231,269
	(Cost $231,269)

	Total Investments — 100.0%	52,653,196
	(Cost $42,092,039)
	Net Other Assets and Liabilities — (0.0)%	(12,468)
	Net Assets — 100.0%	$52,640,728

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of November 30, 2024.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
JPY	– Japanese Yen

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 52,421,927	$ 52,421,927	$ —	$ —
Money Market Funds	231,269	231,269	—	—
Total Investments	$52,653,196	$52,653,196	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.6%
	Communications Equipment — 3.7%
1,333	Arista Networks, Inc. (a)	$540,958
708	Motorola Solutions, Inc.	353,788
		894,746
	Electronic Equipment, Instruments & Components — 2.0%
5,113	Amphenol Corp., Class A	371,459
247	CDW Corp.	43,455
129	Teledyne Technologies, Inc. (a)	62,599
		477,513
	Entertainment — 0.5%
368	Electronic Arts, Inc.	60,230
1,952	Warner Music Group Corp., Class A	63,479
		123,709
	Financial Services — 13.3%
177	Corpay, Inc. (a)	67,469
2,444	Fiserv, Inc. (a)	540,026
2,080	Mastercard, Inc., Class A	1,108,515
4,339	PayPal Holdings, Inc. (a)	376,495
3,637	Visa, Inc., Class A	1,145,946
		3,238,451
	Interactive Media & Services — 8.8%
6,153	Alphabet, Inc., Class A	1,039,550
1,929	Meta Platforms, Inc., Class A	1,107,863
		2,147,413
	IT Services — 3.9%
113	Gartner, Inc. (a)	58,526
3,910	International Business Machines Corp.	889,173
		947,699
	Media — 1.5%
606	Charter Communications, Inc., Class A (a)	240,560
1,349	Fox Corp., Class A	63,565
556	Omnicom Group, Inc.	58,280
		362,405
	Semiconductors & Semiconductor Equipment — 22.7%
3,500	Applied Materials, Inc.	611,485
6,174	Broadcom, Inc.	1,000,682
571	KLA Corp.	369,454
5,515	Lam Research Corp.	407,448
3,677	Marvell Technology, Inc.	340,821
60	Monolithic Power Systems, Inc.	34,059
8,420	NVIDIA Corp.	1,164,065
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
4,729	QUALCOMM, Inc.	$749,688
510	Skyworks Solutions, Inc.	44,671
409	Teradyne, Inc.	44,990
3,876	Texas Instruments, Inc.	779,192
		5,546,555
	Software — 33.5%
1,750	Adobe, Inc. (a)	902,877
602	AppLovin Corp., Class A (a)	202,723
915	Autodesk, Inc. (a)	267,088
1,085	Bentley Systems, Inc., Class B	53,708
1,041	Crowdstrike Holdings, Inc., Class A (a)	360,155
2,111	Gen Digital, Inc.	65,124
1,186	Intuit, Inc.	761,092
211	Manhattan Associates, Inc. (a)	60,228
2,410	Microsoft Corp.	1,020,539
7,115	Oracle Corp.	1,315,137
1,375	Palo Alto Networks, Inc. (a)	533,252
311	PTC, Inc. (a)	62,219
3,974	Salesforce, Inc.	1,311,380
874	ServiceNow, Inc. (a)	917,211
95	Tyler Technologies, Inc. (a)	59,771
1,120	Workday, Inc., Class A (a)	279,989
		8,172,493
	Technology Hardware, Storage & Peripherals — 4.7%
4,389	Apple, Inc.	1,041,642
2,883	Hewlett Packard Enterprise Co.	61,177
463	NetApp, Inc.	56,782
		1,159,601
	Wireless Telecommunication Services — 5.0%
4,953	T-Mobile US, Inc.	1,223,094
	Total Common Stocks	24,293,679
	(Cost $18,662,422)
MONEY MARKET FUNDS — 0.4%
88,424	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.51% (b)	88,424
	(Cost $88,424)

	Total Investments — 100.0%	24,382,103
	(Cost $18,750,846)
	Net Other Assets and Liabilities — 0.0%	5,553
	Net Assets — 100.0%	$24,387,656

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 24,293,679	$ 24,293,679	$ —	$ —
Money Market Funds	88,424	88,424	—	—
Total Investments	$24,382,103	$24,382,103	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi-Strategy Alternative ETF (LALT)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets — 99.9%
97,167	First Trust Alternative Absolute Return Strategy ETF (a)	$2,714,846
27,417	First Trust BuyWrite Income ETF (a)	653,347
42,800	First Trust Long/Short Equity ETF (a)	2,835,928
56,966	First Trust Managed Futures Strategy Fund (a)	2,773,674
31,671	First Trust Merger Arbitrage ETF (a)	627,577
62,492	First Trust TCW Unconstrained Plus Bond ETF (a)	1,549,802
6,400	iShares 7-10 Year Treasury Bond ETF	609,216
20,209	iShares Gold Trust (b)	1,015,502

	Total Investments — 99.9%	12,779,892
	(Cost $12,474,537)
	Net Other Assets and Liabilities — 0.1%	14,140
	Net Assets — 100.0%	$12,794,032

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 12,779,892	$ 12,779,892	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2024, and for the fiscal year-to-date period (September 1, 2024 to November 30, 2024) are as follows:

Security Name	Shares at 11/30/2024	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2024	Dividend Income
First Trust Alternative Absolute Return Strategy ETF	97,167	$2,207,643	$680,604	$(148,694)	$(13,051)	$(11,656)	$2,714,846	$15,702
First Trust BuyWrite Income ETF	27,417	—	634,132	—	19,215	—	653,347	8,245
First Trust Global Tactical Commodity Strategy Fund	—	497,747	51,346	(563,198)	12,034	2,071	—	4,035
First Trust Long/Short Equity ETF	42,800	2,256,254	701,934	(220,035)	70,259	27,516	2,835,928	9,379
First Trust Managed Futures Strategy Fund	56,966	2,166,653	688,265	(133,158)	60,240	(8,326)	2,773,674	10,387
First Trust Merger Arbitrage ETF	31,671	530,786	158,925	(54,452)	(7,741)	59	627,577	4,268
First Trust TCW Unconstrained Plus Bond ETF	62,492	1,319,394	396,913	(157,620)	(12,865)	3,980	1,549,802	16,446
		$8,978,477	$3,312,119	$(1,277,157)	$128,091	$13,644	$11,155,174	$68,462

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.